Advances for Other Fixed Assets under Construction (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jul. 31, 2010	Sep. 30, 2014	Dec. 31, 2013
Advances for other fixed assets under construction		$ 196,494	$ 159,062
Fujairah in-land storage facility
Duration of lease agreement	25 years
Advances for other fixed assets under construction		184,434
Contractual obligation due in 2014		3,000
Accumulated capitalized interest costs		$ 12,060